SCHEDULE OF COMPANY’S SUBSIDIARIES (Details)	6 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 SGD ($) shares	Sep. 30, 2024 HKD ($) shares	Mar. 31, 2024 HKD ($) shares	Apr. 11, 2022 shares
Common stock, shares issued	11,964,571	11,964,571	11,964,571	10,425,290
Common stock, shares outstanding	11,964,571	11,964,571	11,964,571	10,425,290	6,562,500
Ordinary shares value	$ 11,964		$ 93,323	$ 81,317
Lucky Time Ventures Limited [Member] | Roma Advisory Pte. Ltd. [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Feb. 08, 2022
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100
Ordinary shares value | $	$ 100
Roma Risk Advisory Limited [Member] | Lucky Time Ventures Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Aug. 02, 2018
Common stock, shares issued	1	1	1
Common stock, shares outstanding	1	1	1
Ordinary shares value | $			$ 1
Roma Advisory Pte. Ltd. [Member] | Roma Risk Advisory Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%
Incorporation date	Jan. 03, 2022
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100
Ordinary shares value | $		$ 100